Note 8 - Contract Liabilities - Changes in Contract Liability (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance	$ 192,958	$ 217,259
Amounts invoiced and revenue deferred	267,227	201,779
Recognition of deferred revenue included in the year	(241,619)	(226,080)
Balance	$ 218,566	$ 192,958